Cover	Sep. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 04, 2026
Entity Registrant Name	POSTAL REALTY TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38903
Entity Tax Identification Number	83-2586114
Entity Address, Address Line One	75 Columbia Avenue
Entity Address, City or Town	Cedarhurst
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11516
City Area Code	516
Local Phone Number	295-7820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	PSTL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001759774
Amendment Flag	false